PREPAID LAND USE RIGHTS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Prepaid land use rights	¥ 716,492	¥ 736,695
Less: accumulated amortization	(81,539)	(58,505)
Prepaid land use rights, net	634,953	678,190
Amortization of prepaid land use rights	24,961	26,656	¥ 26,393
Asset pledged as security
Prepaid land use rights, net	¥ 634,953	¥ 678,190